SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

17.SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares	Share Capital

Balance-January 1, 2022	812,429,995	$1,517,029
Issued for cash:
Shares issued proceeds-total	11,042,862	20,200
Less: share issue costs	—	(599)
Other share issue proceeds-total	128,052	219
Less: other share issue costs	—	(50)
Share option exercises	2,169,681	1,459
Share option exercises-transfer from contributed surplus	—	550
Share unit exercises-transfer from contributed surplus	555,002	401
	13,895,597	22,180
Balance-December 31, 2022	826,325,592	$1,539,209

Issued for cash:
Shares issued proceeds-total	56,786,160	112,969
Less: share issue costs	—	(5,085)
Other share issue proceeds-total	153,237	213
Less: other share issue costs	—	(20)
Share option exercises	4,559,047	3,534
Share option exercises-transfer from contributed surplus	—	1,474
Share unit exercises-transfer from contributed surplus	3,146,335	2,730
	64,644,779	115,815
Balance-December 31, 2023	890,970,371	$1,655,024

Unit and Other Share Issues

On September 16, 2021, the Company filed a short form base shelf prospectus with the securities’ regulatory authorities in each of the provinces and territories in Canada and a registration statement on Form F-10 in the United States (“2021 Shelf Prospectus”) to qualify the issuance of securities up to an aggregate offering amount of $250,000,000 during the 25-month period ended October 16, 2023.

On September 28, 2021, Denison entered into an equity distribution agreement providing for an At-the-Market (“ATM”) equity offering program qualified by a prospectus supplement to the 2021 Shelf Prospectus (“2021 ATM Program"). The 2021 ATM Program allowed Denison, through its agents, to, from time to time, offer and sell, in Canada and the United States, such number of common shares as would have an aggregate offering price of up to US$50,000,000. The 2021 ATM Program was terminated on October 11, 2023.

During the year ended December 31, 2023, the Company issued 19,786,160 shares under the 2021 ATM Program. The common shares were issued at an average price of $1.91 per share for aggregate gross proceeds of $37,887,000. The Company also recognized issue costs of $845,000 related to these ATM share issuances, which include $757,000 of commissions and $88,000 associated with the maintenance of the 2021 Shelf Prospectus and 2021 ATM Program.

During the year ended December 31, 2022, the Company issued 11,042,862 shares under the 2021 ATM Program. The common shares were issued at an average price of $1.83 per share for aggregate gross proceeds of $20,200,000. The Company also recognized issue costs of $599,000 related to these ATM share issuances, which includes $404,000 of commissions and $195,000 associated with the maintenance of the 2021 Shelf Prospectus and 2021 ATM Program.

In total, as at December 31, 2023, the Company issued 34,669,322 shares under the 2021 ATM Program for aggregate gross proceeds of $66,062,000. The common shares were issued at an average price of $1.91. The Company also recognized total issue costs of $2,192,000 related to its ATM share issuances which includes $1,321,000 of commissions and $871,000 associated with the set-up and maintenance of the 2021 Shelf Prospectus and 2021 ATM Program.

On October 16, 2023, the Company completed a bought deal public offering by way of a prospectus supplement to the 2021 Shelf Prospectus of 37,000,000 common shares of the Company at US$1.49 per share for gross proceeds of $75,082,000 (US$55,130,000). The Company also recognized issue costs of $4,240,000 related to this bought deal public offering share issuance.

Flow-Through Share Issues

During the year ended December 31, 2022, the Company financed a portion of its exploration programs through the use of flow-through share issuances. Canadian income tax deductions relating to these expenditures are claimable by the investors and not by the Company.

As at December 31, 2022, the Company had satisfied its obligation to spend $8,000,000 on eligible exploration expenditures by the end of fiscal 2022 due to the issuance of flow-through shares in March 2021. The Company renounced the income tax benefits of this issue in February 2022, with an effective date of renunciation to its subscribers of December 31, 2021.